Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

19.  Supplementary Information - Quarterly Financial Data (Unaudited)

Year Ended December 31, 2013	First	Second	Third	Fourth

Rental Income	$1,099,584	$1,104,502	$1,156,360	$1,126,637
Tenant reimbursements	189,640	115,756	124,090	113,400
Total revenue	1,289,224	1,220,258	1,280,450	1,240,037
Rental Property Expense	(662,670)	(607,933)	(606,722)	(637,205)
Income from Rental Property	626,554	612,325	673,728	602,832
(Expense) on Condemnation	(2,360)	-	-	-
Net (Loss) Income	$(882,777)	$(444,737)	$48,707,990	$(1,325,271)

Net (Loss) Per Common Share
Basic and Diluted	$(.60)	$(.30)	$32.85	$(.89)

Year Ended December 31, 2012	First	Second	Third	Fourth

Rental Income	$1,187,267	$1,101,161	$1,059,576	$1,100,398
Tenant reimbursements	148,869	143,763	137,037	111,037
Total revenue	1,336,136	1,244,924	1,196,613	1,211,435
Rental Property Expense	(594,549)	(555,633)	(582,901)	(574,953)
Income from Rental Property	741,587	689,291	613,712	636,482
Income (expense) on condemnation	(63,199)	100,111,890	(17,839)	(2,050)
Interest income on condemnation	-	67,265,788	104,928	(29,000)
Net (Loss) Income	$(268,944)	$105,494,044	$(532,782)	$(5,644,065)

Net (Loss) Income Per Common Share
Basic and Diluted	$(.18)	$71.15	$(.36)	$(3.81)

Year Ended December 31, 2011	First	Second	Third	Fourth

Rental Income	$1,260,181	$1,206,799	$1,224,553	$1,195,290
Tenant reimbursements	150,519	154,195	152,222	175,945
Total Revenue	1,410,699	1,360,994	1,376,775	1,371,235
Rental Property Expense	(625,449)	(588,960)	(562,898)	(570,093)
Income from Rental Property	785,250	772,034	813,877	801,142
Income (Expense) on Condemnation	(168,666)	(53,024)	(17,299)	(94,319)
Interest income on condemnation	-	-	-	-
Net (Loss)	$(349,155)	$(244,729)	$(152,918)	$(377,863)

Net (Loss) Per Common Share
Basic and Diluted	$(.27)	$(.19)	$(.12)	$(.26)